Average Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
Jul. 29, 2013
(Optimum Large Cap Growth Fund) | Russell 1000® Growth Index (reflects no distribution for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.26%
5 Years	3.12%
Lifetime (8/1/03 - 12/31/12)	6.33%
(Optimum Large Cap Growth Fund) | Class A
Average Annual Return:
1 Year	9.04%
5 Years	(0.46%)
Lifetime (8/1/03 - 12/31/12)	4.74%
(Optimum Large Cap Growth Fund) | Class B
Average Annual Return:
1 Year	10.94%
5 Years	(0.37%)
Lifetime (8/1/03 - 12/31/12)	4.82%
(Optimum Large Cap Growth Fund) | Class C
Average Annual Return:
1 Year	13.94%
5 Years	0.08%
Lifetime (8/1/03 - 12/31/12)	4.72%
(Optimum Large Cap Growth Fund) | Institutional Class
Average Annual Return:
1 Year	16.09%
5 Years	1.09%
Lifetime (8/1/03 - 12/31/12)	5.78%
(Optimum Large Cap Growth Fund) | Institutional Class | return after taxes on distributions
Average Annual Return:
1 Year	16.04%
5 Years	1.07%
Lifetime (8/1/03 - 12/31/12)	5.70%
(Optimum Large Cap Growth Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	10.53%
5 Years	0.92%
Lifetime (8/1/03 - 12/31/12)	5.06%
(Optimum Large Cap Value Fund) | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	17.51%
5 Years	0.59%
Lifetime (8/1/03 - 12/31/12)	6.44%
(Optimum Large Cap Value Fund) | Class A
Average Annual Return:
1 Year	9.13%
5 Years	(0.69%)
Lifetime (8/1/03 - 12/31/12)	5.37%
(Optimum Large Cap Value Fund) | Class B
Average Annual Return:
1 Year	11.14%
5 Years	(0.58%)
Lifetime (8/1/03 - 12/31/12)	5.45%
(Optimum Large Cap Value Fund) | Class C
Average Annual Return:
1 Year	14.15%
5 Years	(0.16%)
Lifetime (8/1/03 - 12/31/12)	5.35%
(Optimum Large Cap Value Fund) | Institutional Class
Average Annual Return:
1 Year	16.37%
5 Years	0.86%
Lifetime (8/1/03 - 12/31/12)	6.41%
(Optimum Large Cap Value Fund) | Institutional Class | return after taxes on distributions
Average Annual Return:
1 Year	15.73%
5 Years	0.54%
Lifetime (8/1/03 - 12/31/12)	5.91%
(Optimum Large Cap Value Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	11.20%
5 Years	0.66%
Lifetime (8/1/03 - 12/31/12)	5.52%
(Optimum Small-Mid Cap Growth Fund) | Russell 2500™ Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.13%
5 Years	4.07%
Lifetime (8/1/03 - 12/31/12)	8.48%
(Optimum Small-Mid Cap Growth Fund) | Class A
Average Annual Return:
1 Year	10.10%
5 Years	(0.97%)
Lifetime (8/1/03 - 12/31/12)	5.54%
(Optimum Small-Mid Cap Growth Fund) | Class B
Average Annual Return:
1 Year	12.05%
5 Years	(0.88%)
Lifetime (8/1/03 - 12/31/12)	5.61%
(Optimum Small-Mid Cap Growth Fund) | Class C
Average Annual Return:
1 Year	15.05%
5 Years	(0.47%)
Lifetime (8/1/03 - 12/31/12)	5.51%
(Optimum Small-Mid Cap Growth Fund) | Institutional Class
Average Annual Return:
1 Year	17.17%
5 Years	0.53%
Lifetime (8/1/03 - 12/31/12)	6.55%
(Optimum Small-Mid Cap Growth Fund) | Institutional Class | return after taxes on distributions
Average Annual Return:
1 Year	16.73%
5 Years	0.25%
Lifetime (8/1/03 - 12/31/12)	6.28%
(Optimum Small-Mid Cap Growth Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	11.69%
5 Years	0.42%
Lifetime (8/1/03 - 12/31/12)	5.74%
(Optimum Small-Mid Cap Value Fund) | Russell 2500™ Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	19.21%
5 Years	4.54%
Lifetime (8/1/03 - 12/31/12)	8.69%
(Optimum Small-Mid Cap Value Fund) | Class A
Average Annual Return:
1 Year	10.02%
5 Years	2.41%
Lifetime (8/1/03 - 12/31/12)	6.87%
(Optimum Small-Mid Cap Value Fund) | Class B
Average Annual Return:
1 Year	11.87%
5 Years	2.54%
Lifetime (8/1/03 - 12/31/12)	6.96%
(Optimum Small-Mid Cap Value Fund) | Class C
Average Annual Return:
1 Year	14.98%
5 Years	2.95%
Lifetime (8/1/03 - 12/31/12)	6.85%
(Optimum Small-Mid Cap Value Fund) | Institutional Class
Average Annual Return:
1 Year	17.10%
5 Years	3.98%
Lifetime (8/1/03 - 12/31/12)	7.92%
(Optimum Small-Mid Cap Value Fund) | Institutional Class | return after taxes on distributions
Average Annual Return:
1 Year	16.48%
5 Years	3.82%
Lifetime (8/1/03 - 12/31/12)	7.30%
(Optimum Small-Mid Cap Value Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	11.86%
5 Years	3.40%
Lifetime (8/1/03 - 12/31/12)	6.81%
(Optimum International Fund) | MSCI EAFE Index (gross) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	17.90%
5 Years	(3.21%)
Lifetime (8/1/03 - 12/31/12)	7.90%
(Optimum International Fund) | MSCI EAFE Index (net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	17.32%
5 Years	(3.69%)
Lifetime (8/1/03 - 12/31/12)	7.43%
(Optimum International Fund) | Class A
Average Annual Return:
1 Year	5.69%
5 Years	(5.71%)
Lifetime (8/1/03 - 12/31/12)	5.39%
(Optimum International Fund) | Class B
Average Annual Return:
1 Year	7.45%
5 Years	(5.58%)
Lifetime (8/1/03 - 12/31/12)	5.46%
(Optimum International Fund) | Class C
Average Annual Return:
1 Year	10.55%
5 Years	(5.19%)
Lifetime (8/1/03 - 12/31/12)	5.37%
(Optimum International Fund) | Institutional Class
Average Annual Return:
1 Year	12.56%
5 Years	(4.26%)
Lifetime (8/1/03 - 12/31/12)	6.42%
(Optimum International Fund) | Institutional Class | return after taxes on distributions
Average Annual Return:
1 Year	11.86%
5 Years	(4.69%)
Lifetime (8/1/03 - 12/31/12)	5.77%
(Optimum International Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	8.53%
5 Years	(3.62%)
Lifetime (8/1/03 - 12/31/12)	5.57%
(Optimum Fixed Income Fund) | Barclays U.S. Aggregate Index (reflexts no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
Lifetime (8/1/03 - 12/31/12)	5.46%
(Optimum Fixed Income Fund) | Class A
Average Annual Return:
1 Year	1.90%
5 Years	6.35%
Lifetime (8/1/03 - 12/31/12)	5.69%
(Optimum Fixed Income Fund) | Class B
Average Annual Return:
1 Year	1.89%
5 Years	6.38%
Lifetime (8/1/03 - 12/31/12)	5.62%
(Optimum Fixed Income Fund) | Class C
Average Annual Return:
1 Year	4.89%
5 Years	6.61%
Lifetime (8/1/03 - 12/31/12)	5.52%
(Optimum Fixed Income Fund) | Institutional Class
Average Annual Return:
1 Year	7.04%
5 Years	7.70%
Lifetime (8/1/03 - 12/31/12)	6.57%
(Optimum Fixed Income Fund) | Institutional Class | return after taxes on distributions
Average Annual Return:
1 Year	5.59%
5 Years	5.71%
Lifetime (8/1/03 - 12/31/12)	4.83%
(Optimum Fixed Income Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	4.68%
5 Years	5.43%
Lifetime (8/1/03 - 12/31/12)	4.63%